Shareholder Report, Average Annual Return (Details) 194532_LKCM Aquinas Catholic Equity Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LKCM Aquinas Catholic Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM Aquinas Catholic Equity Fund
Average Annual Return, Percent	6.72%	7.20%	10.88%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%